Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax
The provision for income taxes consisted of the following for the years ended December 31, 2020 and 2019, respectively:

Year ended December 31,	2020	2019
	(in thousands)
Current provision	$(2)	$(2)
Deferred expense	2	2
Provision for income taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes was different from the amount computed using the federal statutory rate of 21% for the years ended December 31, 2020 and 2019, respectively, due to the following:

Year ended December 31,	2020	2019
	(in thousands)
Income tax provision at federal statutory rate (21%)	$(28,642)	$(76,385)
Interest on convertible securities	6,537	3,505
Interest on convertible securities discount	4,423	3,257
Debt issuance cost related to convertible securities	—	76
Derivative liability related to convertible securities	(19,688)	29,098
Warrant expense	16,823	596
Meals and entertainment	13	210
Health insurance industry fee	2,715	—
Other, net	(766)	—
Valuation allowance	18,585	39,643
Provision for income taxes	$—	$—

Schedule of Deferred Tax Assets and Liabilities
Principal components of net deferred tax balances at December 31, 2020 and 2019, respectively, were as follows:

Year ended December 31,	2020	2019
	(in thousands)
Deferred income tax assets:
Net operating loss carryforward (NOL)	$152,423	$133,564
Unpaid claim reserve discounting	335	269
Start-up costs amortization	408	464
Charitable contributions carryforward	154	146
Bonus accrual	52	52
Stock based compensation	2,568	1,554
Convertible securities issuance costs	1	1
Tax credits (AMT)	—	2
Prepaid and accrued expenses	568	683
Property and equipment	1,318	1,779
Capital loss carryforward	—	49
Operating lease liability	2,340	3,109
Premium deficiency reserve	—	3,597
Acquisition costs amortization	60	66
Interest expense carryforward	2,318	1,675
Bad debt reserves	2,363	—
Total deferred income tax assets	164,908	147,010
Less: valuation allowance	(163,204)	(144,619)
Total deferred income tax assets, net of valuation allowance	1,704	2,391
Deferred income tax liabilities:
TCJA Transition Adj. IRC 846	(49)	(58)
Market discount	—	(1)
Operating lease right of use asset	(1,655)	(2,330)
Total deferred income tax liabilities	(1,704)	(2,389)
Net deferred income tax asset	$—	$2